BALANCE SHEET COMPONENTS - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2026
Balance Sheet Related Disclosures [Abstract]
Depreciation expense	$ 0.1	$ 0.1
Other Receivables, Gross, Current			$ 3.4
Future Contingent Milestone And Royalty Assets Current			2.2
Other Assets, Miscellaneous, Current			$ 0.1